Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Parenthetical) (Detail) - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Analysis of income and expense [abstract]
Revaluation gains on ventures investments	kr 1.0
Costs related to resolution of SEC and DOJ resolution	kr 0.8	kr 10.7